NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2014
NON-CONTROLLING INTERESTS
Schedule of noncontrolling interest

	December 31, 2013	December 31, 2014
	RMB	RMB

An offline travel agency (Note 2)	—	367,705,496
A technology company focusing on hotel customer reviews (Note 2)	—	125,442,240
An online trip package service provider (Note 2)	—	136,890,011
Tujia	83,133,600	130,343,575
ezTravel	21,475,705	22,769,589
Others	95,081,123	65,397,382
	199,690,428	848,548,293